Equity - Dividends - Additional Information (Detail) £ / shares in Units, £ in Millions	12 Months Ended
Jun. 30, 2018 GBP (£) £ / shares
Disclosure of reserves within equity [abstract]
Proposed final dividend | £	£ 1,004
Proposed final dividend per share | £ / shares	£ 0.404